BUSINESS ACQUISITIONS AND GOODWILL - Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Beginning balance	$ 30,841	$ 7,476
Acquired through business combinations	9,546	23,365
Net foreign exchange differences	1,303
Ending balance	$ 41,690	$ 30,841